Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Cash flows from operating activities:
Net loss from continuing operations	$ (201,903)		$ (211,609)
Adjustments to reconcile net loss from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation and amortization	196,606		231,460
Share-based compensation	35,736		25,696
Non-cash interest expense	9,061		14,064
Amortization of operating lease right-of-use assets	19,436		16,557
Loss on impairment	9,080		54,245
Gain on extinguishment of debt	(1,685)		(257)
Loss (gain) on disposal of assets	3,049		(4,624)
Loss (gain) on investment	343		(6,624)
Non-cash adjustments to inventory	(1,932)		(4,174)
Allowance for credit losses	2,510		(347)
Deferred taxes	(34,089)		(54,491)
Other non-cash (income) expenses	(888)		2,121
Foreign exchange (gain) loss	(3,686)		1,617
Changes in assets and liabilities:
Accounts receivable, net	(10,961)		(7,791)
Inventories, net	(3,724)		4,308
Prepaid expenses and other current assets	(8,811)		3,311
Income tax receivable	17,660		10,126
Net assets held for sale	0		(131)
Investments and other assets	1,380		(752)
Accounts payable	(5,197)		(5,634)
Accrued expenses and other liabilities	147,915		118,415
Lease liabilities, operating	(17,875)		(16,359)
Net cash provided by operating activities from continuing operations	152,025		169,127
Net cash used in operating activities from discontinued operations	(14,319)		(5,503)
Net cash provided by operating activities	137,706		163,624
Cash flows from investing activities:
Purchases of property, plant and equipment	(63,440)		(92,438)
Disposals of property, plant and equipment	687		1,382
Proceeds from sale of entities	0		8,487
Acquisition-related cash payments, net of cash acquired	(542)		(4,699)
Purchases of intangibles	(1,209)		(5,000)
Purchase of investments	(173)		(708)
Dividend received on investments	225		0
Issuance of notes receivable	(5,495)		(3,111)
Payments received on notes receivables	749		628
Net cash used in investing activities from continuing operations	(69,198)		(95,459)
Net cash (used in) provided by investing activities from discontinued operations	(1,146)		1,629
Net cash used in investing activities	(70,344)		(93,830)
Cash flows from financing activities:
Proceeds from notes payable	83,190		22,017
Principal payments on notes payable	(101,282)		(49,339)
Payments of debt issuance costs	(950)		(456)
Principal payments on finance lease liabilities	(10,230)		(9,445)
Principal payments on financial obligations	(5,843)		(5,777)
Exercise of stock options	256		156
Payments of deferred consideration	(35,398)		(11,250)
Payments of contingent consideration	(3,236)		0
Net cash used in financing activities from continuing operations	(73,493)		(54,094)
Net cash used in financing activities from discontinued operations	0		(144)
Net cash used in financing activities	(73,493)		(54,238)
Net (decrease) increase in cash and cash equivalents (including restricted cash and cash equivalents)	(6,131)		15,556
Cash and cash equivalents (including restricted cash and cash equivalents), beginning of period	107,226		91,818
Effect of exchange rate changes on cash and cash equivalents (including restricted cash and cash equivalents)	478		(148)
Cash and cash equivalents (including restricted cash and cash equivalents), end of period	101,573		107,226
Non-cash investing & financing activities:
Purchases of property, plant and equipment within accounts payable and accrued expenses	2,767		15,189
Issuance of SVS in connection with acquisitions	574		32,117
Non-cash proceeds from Note Exchange (as defined herein)	7,000		0
Extinguishment of convertible notes by issuance of SVS	16,500		0
Non-cash activity related to modification of failed sale and leaseback arrangements	7,087		0
Non-cash activity related to obtaining finance right-of-use assets	7,417		3,826
Non-cash activity related to obtaining operating right-of-use assets	19,714		11,116
Other non-cash activity related to finance right-of-use assets	2,777		2,057
Other non-cash activity related to operating right-of-use assets	3,997		1,636
Issuance of notes in connection with sale of entities	0		2,300
Contingent consideration incurred in connection with acquisitions	0		6,352
Deferred consideration incurred in connection with acquisitions	920		1,218
Forgiveness of promissory note in connection with acquisition	0		7,020
Issuance of SVS for settlement of liability	77		0
Excess redemption value attributable to non-controlling interest	42,294		22,746
Issuance of SVS to purchase non-controlling interest	5,418		0
Excess carrying value of redeemed NCI over consideration paid in SVS	96,696	[1]	0
Non-cash reduction to deferred sale proceeds	120		0
Non-cash reduction to acquisition-related deferred consideration	0		3,740
Supplemental disclosure of cash flow information:
Cash paid for taxes	27,058,000		16,486
Cash paid for interest	103,606		96,364
Excess tax benefit from exercise of options	$ 97		$ 23

[1]	*as defined in Note 1 — Operations of the Company